EMPLOYEE BENEFITS (Details 6) (USD $)	12 Months Ended	1 Months Ended
	Sep. 30, 2010 Stock option awards	May 31, 2008 Employment Agreement CEO item	May 31, 2008 Employment Agreement CEO Stock option awards
Employment Agreement
Initial term of agreement		2 years
Number of stock option granted	16,000		100,000
Exercise price of stock option granted (in dollars per share)	$ 7.19		$ 12.84
Vesting period			5 years
Period of continued medical coverage if employment is terminated		24 months
Multiplier used to determine lump-sum payment in the event of a change in control and subsequent termination of employment		2
Period that soliciting services of any of the Company's employees and from competing with the Company are prohibited		2 years